Related parties (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transactions held with Related parties
Short-term employee benefits	R$ 7,082	R$ 10,482	R$ 10,786
Share-based compensation plan	5,487	7,532	9,640
Total key management personnel compensation expenses	12,569	R$ 18,014	R$ 20,426
Somos Sistemas [Member] | Instituto Somos Educação [Member]
Transactions held with Related parties
Donations paid	R$ 1,176